UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2006

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                 11/6/2006
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 81

Form 13F Information Table Value Total: $174,910 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None



Name of Issuer                         Title       CUSIP      Value     Shares   Invsmnt   Discret   Other    Voting Authority
                                     Of Class                (x1000)               Sole    Shared    Mgrs    Sole    Shared   None

ABB LTD                            SPONSORED ADR 000375204    1,971    149,550                              149,550
Aberdeen Global Income Fund             COM      003013109      137     10,560                               10,560
ACE LTD                                 ORD      G0070K103    2,421     44,228                               44,228
AMBAC Fin'l Grp                         COM      023139108    3,460     41,815                               41,815
Bank of America                         COM      060505104      359      6,694                                6,694
Barrick Gold Corp.                      COM      067901108    4,054    131,952                              131,952
Berkshire Hathaway Inc. CL B           CL B      084670207    1,419        447                                  447
Black & Decker                          COM      091797100    1,726     21,753                               21,753
Blackrock Limited Term Duration In    COM SHS    09249W101      234     12,545                               12,545
Bldrs Index Fds Tr                DEV MK 100 ADR 09348R201    1,975     73,535                               73,535
Bldrs Index Fds Tr                EMER MK 50 ADR 09348R300    1,242     38,378                               38,378
Bright Horizons Family Solutions        COM      109195107    3,529     84,566                               84,566
Cameco Corp                             COM      13321L108    3,358     91,835                               91,835
Checkfree Corporation NEW               COM      162813109    2,965     71,766                               71,766
Chicago Mercantile Exchange            CL A      167760107    2,329      4,869                                4,869
Cisco Systems                           COM      17275R102    3,870    168,419                              168,419
Clarcor Inc                             COM      179895107    3,513    115,202                              115,202
ConocoPhillips                          COM      20825C104    1,609     27,035                               27,035
Courier Corp                            COM      222660102      585     15,761                               15,761
Covance Inc                             COM      222816100    4,448     67,008                               67,008
Dominion Resources                      COM      25746U109    3,674     48,037                               48,037
Eaton Vance MA Municipal Income     SH BEN INT   27826E104      217     14,505                               14,505
Eaton Vance Float Rate Inc Trust        COM      278279104      361     19,690                               19,690
Eaton Vance Insured Muni II             COM      27827K109      211     13,783                               13,783
Eaton Vance Insured Muni Bnd            COM      27827X101      274     18,035                               18,035
Eaton Vance Limited Term Duration       COM      27828H105      246     13,925                               13,925
Eaton Vance Senior Floating Rate F      COM      27828Q105      274     14,950                               14,950
Encana Corp                             COM      292505104    3,466     74,238                               74,238
Expeditors Intl Wash Inc                COM      302130109    2,800     62,808                               62,808
Exxon Mobil Corp                        COM      30231G102    4,253     63,379                               63,379
FLIR Systems Inc                        COM      302445101    3,052    112,373                              112,373
Flowserve Corp                          COM      34354P105    1,220     24,123                               24,123
Forward Air Corporation                 COM      349853101    1,635     49,425                               49,425
Gabelli Dividend & Inc Trust            COM      36242H104      384     19,910                               19,910
Garmin Ltd                              ORD      G37260109    1,330     27,270                               27,270
General Electric Co                     COM      369604103      870     24,655                               24,655
Genzyme Corp                            COM      372917104    7,398    109,653                              109,653
Gilead Sciences Inc                     COM      375558103    4,487     65,244                               65,244
Google Inc - CL A                      CL A      38259P508    5,161     12,841                               12,841
GreenHill & Co Inc                      COM      395259104    3,348     49,961                               49,961
HDFC Bank Ltd                     ADR REPS 3 SHS 40415F101    2,078     34,039                               34,039
Harris Corp DEL                         COM      413875105    3,570     80,237                               80,237
Hologic Inc                             COM      436440101    3,079     70,741                               70,741
ITT Industries Inc                      COM      450911102    3,602     70,249                               70,249
Imperial Oil LTD                      COM NEW    453038408    1,913     57,022                               57,022
IShares Lehman Tres Inflation Prot US TIPS BD FD 464287176      764      7,552                                7,552
IShares Intl. Emerging Mkt.       MSCI EMERG MKT 464287234    6,428     66,422                               66,422
IShares GS Top Corp Bonds ETF      GS CORP BD FD 464287242      343      3,213                                3,213
IShares MSCI EAFE Index Fund       MSCI EAFE IDX 464287465    4,149     61,240                               61,240
Jacobs Engineering Group Inc DEL        COM      469814107    3,196     42,765                               42,765
Jefferies Group Inc NEW                 COM      472319102    1,329     46,628                               46,628
Johnson & Johnson                       COM      478160104    4,245     65,370                               65,370
Manulife Finl Corp                      COM      56501R106      442     13,700                               13,700
McCormick & Co Inc                  COM NON VTG  579780206    1,617     42,585                               42,585
McGraw Hill Cos Inc                     COM      580645109    3,615     62,299                               62,299
Merck & Co                              COM      589331107      310      7,402                                7,402
Moodys Corp                             COM      615369105    1,266     19,365                               19,365
Nokia Corp Inc                     SPONSORED ADR 654902204    1,352     68,675                               68,675
Nortel Networks Corp                    COM      656568102       28     12,338                               12,338
Novartis AG                        SPONSORED ADR 66987V109    4,206     71,977                               71,977
Optionsxpress Holdings Inc.             COM      684010101    1,867     66,982                               66,982
Paychex Inc                             COM      704326107    1,711     46,423                               46,423
PepsiCo Inc                             COM      713448108    3,149     48,251                               48,251
PIMCO Floating Rate Strat Fund          COM      72201J104      548     28,906                               28,906
Procter & Gamble Co                     COM      742718109      574      9,257                                9,257
Questar Corp                            COM      748356102      214      2,613                                2,613
Respironics Inc                         COM      761230101    4,023    104,185                              104,185
Schering-Plough Corp                    COM      806605101      236     10,700                               10,700
Stericycle Inc                          COM      858912108    2,260     32,388                               32,388
StreetTracks SER TR                DJ WLSH REIT  86330E604      397      4,829                                4,829
StreetTracks Gold Tr                  GLD SHS    863307104    1,377     23,151                               23,151
Tata Motors Ltd.                   SPONSORED ADR 876568502    4,282    230,481                              230,481
Templeton Global Income Fund            COM      880198106      152     16,570                               16,570
Teva Pharmaceutical Industry            ADR      881624209    2,954     86,649                               86,649
Texas Instruments Inc                   COM      882508104    3,491    105,002                              105,002
Van Kampen Sr Inc Trust                 COM      920961109      149     17,540                               17,540
Vanguard Index Fds                  EXT MKT ETF  922908652      576      6,065                                6,065
Verizon Communications                  COM      92343V104      466     12,562                               12,562
Walgreen Co                             COM      931422109    2,937     66,163                               66,163
Waste Connections Inc.                  COM      941053100    2,546     67,160                               67,160
Webex Communications Inc.               COM      94767L109    3,602     92,303                               92,303
                                                            174,910  3,998,724                            3,998,724